Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
OG&E has tax-exempt pollution control bonds with optional redemption provisions that allow the holders to request repayment of the bonds on any business day.  The bonds, which can be tendered at the option of the holder during the next 12 months, are as follows:

SERIES			DATE DUE	AMOUNT
				(In millions)
0.65%	-	1.86%	Garfield Industrial Authority, January 1, 2025	$47.0
0.65%	-	1.80%	Muskogee Industrial Authority, January 1, 2025	32.4
0.66%	-	1.80%	Muskogee Industrial Authority, June 1, 2027	56.0
Total (redeemable during next 12 months)				$135.4